Property and Equipment, Net (Details) - Schedule of property and equipment - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Cost:
Total cost	¥ 121,029	¥ 140,540
Less: Accumulated depreciation	31,712	54,737
Property and equipment, net	89,317	85,803
Buildings [Member]
Cost:
Total cost		75,092
Motor vehicles [Member]
Cost:
Total cost	7,499	9,889
Leasehold improvements [Member]
Cost:
Total cost	11,932	24,252
Equipment, fixture and furniture, and other fixed assets [Member]
Cost:
Total cost	24,604	31,307
Miners for Bitcoin [Member]
Cost:
Total cost	¥ 76,994